The Money Market Portfolios

One Franklin Parkway

San Mateo, California 94403

November 4, 2021

Filed via EDGAR (CIK #0000890089)

U.S. Securities and Exchange Commission

100 F Street NE

Washington, DC 20549

RE: The Money Market Portfolios (the “Trust”)

File No. 811-07038

Ladies/Gentlemen:

Pursuant to Rule 8(b)(16) under the Investment Company Act of 1940, as amended (the “1940 Act”), submitted electronically via EDGAR is Amendment No. 36 to the Trust’s Registration Statement on Form N-1A (the “Amendment”). This Amendment is being filed to correct the inadvertent filing of the incorrect Part A and Part B for the Trust filed in Amendment No. 35 to the Trust’s Registration Statement on Form N-1A.

Please direct any comments or questions regarding this filing to Amy C. Fitzsimmons at (215) 564-8711.

Sincerely yours,

THE MONEY MARKET PORTFOLIOS

/s/ Steven J. Gray

Steven J. Gray

Vice President and Co-Secretary